Dividends (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends (Textual) [Abstract]
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88
Common share, dividend declared date		May 03, 2012
Common share, dividend payable date		Jul. 09, 2012
Common share, dividend record date		May 15, 2012